Interest and Finance Costs:	12 Months Ended
Dec. 31, 2019
Interest and Finance Costs
Interest and Finance Costs:

11. Interest and Finance Costs:

The amounts in the accompanying consolidated statements of income are analyzed as follows:

	Year ended December 31,
	2019	2018	2017
Interest expense (Note 5)	$46,638	$46,884	$39,775
Amortization of deferred financing fees	3,199	3,261	2,804
Write-off of deferred financing fees	7,497	—	2,583
Commitment fees (Note 5)	791	—	—
Other	466	345	1,119
Total	$58,591	$50,490	$46,281